Leases Level 3 Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2012, our minimum lease payment requirements for noncancelable operating leases with remaining terms of more than one year are as follows (in thousands):

2013	$12,346
2014	11,613
2015	10,919
2016	9,061
2017	8,520
Thereafter	36,723
Total	$89,182